Other Current Assets - Summary of Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets [Abstract]
Deferred coach costs		$ 31,270	$ 30,928
Deferred partner costs	$ 37,073	31,270
Deposits	7,381	4,527	8,915
Accounts receivable, net	1,484	866	1,225
Other	1,795	2,585	2,659
Total other current assets	$ 47,733	$ 39,248	$ 43,727